Transfers of financial assets and mortgage servicing assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2013
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$919,980	-	$919,980
Mortgage-backed securities - FNMA	-	438,236	-	438,236
Mortgage-backed securities - FHLMC	-	33,378	-	33,378
Total trading account securities	-	$1,391,594	-	$1,391,594
Mortgage servicing rights	-	-	$17,639	$17,639
Total	-	$1,391,594	$17,639	$1,409,233

	Proceeds obtained during the year ended December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Trading account securities:
Mortgage-backed securities - GNMA	-	$838,795	-	$838,795
Mortgage-backed securities - FNMA	-	453,697	-	453,697
Mortgage-backed securities - FHLMC	-	38,251	-	38,251
Total trading account securities	-	$1,330,743	-	$1,330,743
Mortgage servicing rights	-	-	$15,793	$15,793
Total	-	$1,330,743	$15,793	$1,346,536

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	2013	2012
Fair value at beginning of period	$154,430	$151,323
Purchases	45	2,231
Servicing from securitizations or asset transfers	19,262	18,495
Changes due to payments on loans[1]	(22,556)	(20,275)
Sale of servicing assets	-	(103)
Reduction due to loan repurchases	(3,871)	(5,200)
Changes in fair value due to changes in valuation model inputs or assumptions	15,024	8,069
Other disposals	(1,235)	(110)
Fair value at end of period	$161,099	$154,430
[1]	Represents changes due to collection / realization of expected cash flows over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Year ended
	December 31, 2013		December 31, 2012
Prepayment speed	6.6%		6.6%
Weighted average life	15.2	years	15.2	years
Discount rate (annual rate)	11.0%		11.4%

Schedule of Servicing Assets at Amortized Value [Table Text Block]
(In thousands)	2013	2012
Balance at beginning of year	$695	$1,087
Amortization	(255)	(392)
Balance at end of year	$440	$695
Fair value at end of year	$1,609	$2,414

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2013
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,037,787	$305,488	$270,266
Construction	206,084	23,771	(6,796)
Legacy	211,135	17,148	(2,583)
Lease financing	543,761	5,102	3,506
Mortgage	9,315,454	1,033,419	260,682
Consumer	3,932,226	95,329	96,971
Covered loans	2,984,427	771,662	76,210
Less:
Loans securitized / sold	(2,524,155)	(196,590)	(5,641)
Loans held-for-sale	(110,426)	(1,184)	(362,645)
Loans held-in-portfolio	$24,596,293	$2,054,145	$329,970

2012
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$9,874,249	$714,411	$189,293
Construction	330,997	123,170	(1,883)
Legacy	386,297	60,853	16,338
Lease financing	540,523	6,420	943
Mortgage	9,269,263	1,361,636	72,771
Consumer	3,868,886	93,119	126,099
Covered loans	3,755,972	1,166,426	90,878
Less:
Loans securitized / sold	(2,932,555)	(235,584)	(797)
Loans held-for-sale	(354,468)	(96,360)	(34)
Loans held-in-portfolio	$24,739,164	$3,194,091	$493,608

Originated Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Originated MSRs
	December 31,
(In thousands)	2013		2012
Fair value of servicing rights	$115,753		$102,727
Weighted average life	12.5	years	10.2	years
Weighted average prepayment speed (annual rate)	8.0%		9.8%
Impact on fair value of 10% adverse change	$(3,763)		$(3,226)
Impact on fair value of 20% adverse change	$(7,459)		$(7,018)
Weighted average discount rate (annual rate)	11.6%		12.3%
Impact on fair value of 10% adverse change	$(4,930)		$(3,518)
Impact on fair value of 20% adverse change	$(9,595)		$(7,505)

Purchased Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Purchased MSRs
	December 31,
(In thousands)	2013		2012
Fair value of servicing rights	$45,346		$51,703
Weighted average life	10.9	years	11.0	years
Weighted average prepayment speed (annual rate)	9.2%		9.1%
Impact on fair value of 10% adverse change	$(1,969)		$(2,350)
Impact on fair value of 20% adverse change	$(3,478)		$(4,024)
Weighted average discount rate (annual rate)	10.8%		11.4%
Impact on fair value of 10% adverse change	$(2,073)		$(2,516)
Impact on fair value of 20% adverse change	$(3,655)		$(4,317)

Serviced Small Business Administration Commercial Loans [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
SBA Loans
(In thousands)	2013		2012
Carrying amount of retained interests	$440		$695
Fair value of retained interests	$1,609		$2,414
Weighted average life	3.0	years	3.1	years
Weighted average prepayment speed (annual rate)	7.2%		5.6%
Impact on fair value of 10% adverse change	$(27)		$(33)
Impact on fair value of 20% adverse change	$(56)		$(68)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(46)		$(72)
Impact on fair value of 20% adverse change	$(94)		$(148)